Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Goodwill and Software

	Goodwill	Software	Total
	(EUR’000)
Cost
January 1, 2021	3,495	2,222	5,717
December 31, 2021	3,495	2,222	5,717
December 31, 2022	3,495	2,222	5,717
Accumulated amortization and impairments
Amortization charge	—	(445)	(445)
December 31, 2021	—	(445)	(445)
Amortization charge	—	(444)	(444)
December 31, 2022	—	(889)	(889)
Carrying amount
December 31, 2021	3,495	1,777	5,272
December 31, 2022	3,495	1,333	4,828